PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended	72 Months Ended
	Feb. 28, 2016	Dec. 31, 2015	Sep. 30, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Deferred employee benefits				$ 2,606	$ 3,772
Belgium
Disclosure of defined benefit plans [line items]
Rates of return of insured plans on employer contributions (in percent)		3.25%
Rates of return of insured plans on employee contributions (in percent)		3.75%
Minimum guaranteed rate of return of insured plans (in percent)					1.75%
Provisions for social plans (non-current)
Disclosure of defined benefit plans [line items]
Deferred employee benefits				52	$ 63
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Deferred employee benefits				861	1,184
Collective labor agreement | Canada
Disclosure of defined benefit plans [line items]
Term of collective labor agreement	6 years		6 years
Fully funded pension plans | Canada
Disclosure of defined benefit plans [line items]
Deferred employee benefits				166		$ 112
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Deferred employee benefits				1,543	2,334
Pension defined benefit plans | Canada
Disclosure of defined benefit plans [line items]
Deferred employee benefits				41	218
Pension defined benefit plans | Brazil
Disclosure of defined benefit plans [line items]
Deferred employee benefits				43	$ 24
Spain
Disclosure of defined benefit plans [line items]
Early retirement scheme provision				$ 55